SUPPLEMENTAL FINANCIAL INFORMATION (Details 5) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	$ 355	$ (1,455)
Trade and other receivables
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	968	(1,586)
Inventory
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	(186)	(409)
Prepaid expenses and other assets
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	(213)	(99)
Accounts payable and accrued liabilities
DisclosureOfNonCashWorkingCapitalLineItems [Line Items]
Change in non-cash working capital items	$ (214)	$ 639